Note 13 - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in thousands)	Three months ended March 31, 2014
Weighted average shares outstanding:
Basic	107,160
Convertible securities	-	1
Diluted	107,160

(in thousands)	2013
Weighted average shares outstanding:
Basic	92,563
Convertible securities	-	1
Diluted	92,563